UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09397

                                          The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                        Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utilities Fund Third Quarter Report — September 30, 2017 To Our Shareholders,	Mario J. Gabelli, CFA

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 2.7% compared with an increase of 2.9% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(8/31/99)
Class AAA (GABUX)	2.67%	10.14%	8.53%	6.12%	10.04%	7.84%
S&P 500 Utilities Index	2.87	12.03	11.92	7.07	11.49	6.94
S&P 500 Index	4.48	18.61	14.22	7.44	10.04	5.65
Lipper Utility Fund Average	3.37	10.59	9.85	5.93	11.08	6.70
Class A (GAUAX)	2.63	10.11	8.53	6.13	10.07	7.86
With sales charge (b)	(3.27)	3.78	7.26	5.50	9.64	7.51
Class C (GAUCX)	2.34	9.17	7.69	5.32	9.24	7.19
With contingent deferred sales charge (c)	1.34	8.17	7.69	5.32	9.24	7.19
Class I (GAUIX)	2.66	10.29	8.81	6.36	10.21	7.98
Class T (GAUTX)	2.67	10.14	8.53	6.12	10.04	12.06
With sales charge (d)	0.10	7.39	7.98	5.85	9.86	7.84

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, I, and T Shares are 1.38%, 1.38%, 2.13%, 1.13%, and 1.38%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	Performance results include the effect of the 2.50% sales charge at the beginning of the period.

The Gabelli Utilities Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 95.6%
	ENERGY AND UTILITIES — 68.6%
	Alternative Energy — 0.4%
370,000	Algonquin Power & Utilities Corp.	$3,911,280
36,000	NextEra Energy Partners LP	1,450,440
64,261	Ormat Technologies Inc., New York	3,923,134
6,739	Ormat Technologies Inc., Tel Aviv	411,036

		9,695,890

	Electric Integrated — 42.3%
304,000	ALLETE Inc.	23,496,160
174,000	Alliant Energy Corp.	7,233,180
550,000	Ameren Corp.	31,812,000
700,000	American Electric Power Co. Inc.	49,168,000
6,000	Atlantic Power Corp.†	14,763
180,000	Avangrid Inc.	8,535,600
290,000	Avista Corp.	15,013,300
478,000	Black Hills Corp.	32,919,860
34,000	Calpine Corp.†	501,500
60,000	CMS Energy Corp.	2,779,200
168,000	Dominion Energy Inc.	12,924,240
4,000	DTE Energy Co.	429,440
298,000	Duke Energy Corp.	25,008,160
632,000	Edison International	48,771,440
814,000	El Paso Electric Co.	44,973,500
1,400	Entergy Corp.	106,904
800,000	Eversource Energy	48,352,000
355,000	Exelon Corp.	13,372,850
380,000	FirstEnergy Corp.	11,715,400
78,960	Fortis Inc.	2,824,399
111,040	Fortis Inc., Toronto	3,985,070
900,000	Great Plains Energy Inc.	27,270,000
915,000	Hawaiian Electric Industries Inc.	30,533,550
42,000	IDACORP Inc.	3,693,060
313,000	MGE Energy Inc.	20,219,800
634,000	NextEra Energy Inc.	92,912,700
260,000	NiSource Inc.	6,653,400
434,000	NorthWestern Corp.	24,711,960
785,000	OGE Energy Corp.	28,283,550
750,000	Otter Tail Corp.	32,512,500
120,000	PG&E Corp.	8,170,800
320,000	Pinnacle West Capital Corp.	27,059,200
1,610,000	PNM Resources Inc.	64,883,000
572,000	PPL Corp.	21,707,400
190,000	Public Service Enterprise Group Inc.	8,787,500
330,000	SCANA Corp.	16,001,700
430,000	The Southern Co.	21,130,200
51,125	Unitil Corp.	2,528,644
440,000	Vectren Corp.	28,938,800
597,000	WEC Energy Group Inc.	37,479,660
927,100	Westar Energy Inc.	45,984,160

Shares		Market Value

310,000	Xcel Energy Inc.	$14,669,200

		948,067,750

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	5,405,560
360,000	Red Electrica Corp. SA	7,565,063
3,400	Uniper SE	93,228

		13,063,851

	Global Utilities — 2.0%
352	AES Tiete Energia Receipts	1,585
11,000	AES Tiete Energia SA	49,527
40,000	Chubu Electric Power Co. Inc.	496,601
40,000	E.ON SE	452,712
20,800	EDF SA	252,594
5,000	EDP - Energias de Portugal SA, ADR	189,000
200,000	Electric Power Development Co. Ltd.	5,022,884
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	39,878
185,000	Emera Inc.	7,007,093
35,000	Enagas SA	985,551
100,000	Endesa SA	2,254,462
265,000	Enel SpA	1,595,763
4,000	EuroSite Power Inc.†	700
550,000	Hera SpA	1,729,110
66,000	Hokkaido Electric Power Co. Inc.†	470,989
40,000	Hokuriku Electric Power Co.	335,570
180,000	Huaneng Power International Inc., ADR	4,395,600
45,000	Iberdrola SA, ADR	1,395,450
289,300	Iberdrola SA, Aquis	2,247,110
405,000	Korea Electric Power Corp., ADR	6,787,800
110,000	Kyushu Electric Power Co. Inc.	1,168,185
32,000	Shikoku Electric Power Co. Inc.	376,236
2,000	Snam SpA	9,635
75,000	Statoil ASA	1,500,094
28,000	The Chugoku Electric Power Co. Inc.	297,356
305,000	The Kansai Electric Power Co. Inc.	3,901,777
55,000	The Tokyo Electric Power Co. Holdings Inc.†	221,906
170,000	Tohoku Electric Power Co. Inc.	2,161,920

		45,347,088

	Merchant Energy — 1.6%
40,000	GenOn Energy Inc. - Old, Escrow†(a)	0
15,000	GenOn Energy Inc., Escrow†(a)	0
120,000	NRG Energy Inc.	3,070,800
2,964,500	The AES Corp.	32,668,790

		35,739,590

	Natural Gas Integrated — 9.4%
15,000	Apache Corp.	687,000
25,000	Atlas Energy Group LLC†	2,688
80,000	Devon Energy Corp.	2,936,800
6,000	Dominion Energy Midstream Partners LP	192,000

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
20,000	Energen Corp.†	$1,093,600
610,000	Energy Transfer Equity LP	10,601,800
150,000	Hess Corp.	7,033,500
300,000	Kinder Morgan Inc.	5,754,000
1,927,500	National Fuel Gas Co.	109,115,775
436,000	Northwest Natural Gas Co.	28,078,400
520,000	ONEOK Inc.	28,813,200
362,000	UGI Corp.	16,963,320

		211,272,083

	Natural Gas Utilities — 5.9%
80,000	Atmos Energy Corp.	6,707,200
94,000	CenterPoint Energy Inc.	2,745,740
43,500	Chesapeake Utilities Corp.	3,403,875
50,000	CONSOL Energy Inc.†.	847,000
388,800	Corning Natural Gas Holding Corp.(b)	7,223,904
100,000	Gulf Coast Ultra Deep Royalty Trust†	4,500
5,000	Italgas SpA	28,070
100,000	National Grid plc	1,238,962
41,250	National Grid plc, ADR	2,586,788
14,000	New Jersey Resources Corp.	590,100
143,000	ONE Gas Inc.	10,530,520
66,000	RGC Resources Inc.	1,885,620
140,000	South Jersey Industries Inc.	4,834,200
930,000	Southwest Gas Holdings Inc.	72,186,600
119,500	Spire Inc.	8,920,675
95,000	WGL Holdings Inc.	7,999,000

		131,732,754

	Natural Resources — 1.9%
14,000	Alliance Holdings GP LP	389,340
86,000	Anadarko Petroleum Corp.	4,201,100
168,000	BP plc, ADR	6,456,240
14,058	California Resources Corp.†	147,047
10,000	Callon Petroleum Co.†	112,400
545,000	Cameco Corp.	5,270,150
8,000	Compania de Minas Buenaventura SAA, ADR	102,320
710,000	Mueller Industries Inc.	24,814,500
50,006	Tullow Oil plc†	124,702
60,000	Ultra Petroleum Corp.†.	520,200

		42,137,999

	Services — 1.5%
22,000	Baker Hughes a GE Co.	805,640
570,000	Enbridge Inc.	23,848,800
20,000	Halliburton Co.	920,600
34,000	MDU Resources Group Inc.	882,300
50,000	Patterson-UTI Energy Inc.	1,047,000
40,000	Rowan Companies plc, Cl. A†	514,000

Shares		Market Value

1,000,000	Weatherford International plc†	$4,580,000

		32,598,340

	Water — 2.2%
8,000	American States Water Co.	394,000
115,000	American Water Works Co. Inc.	9,304,650
532,000	Aqua America Inc.	17,657,080
5,000	California Water Service Group	190,750
10,000	Connecticut Water Service Inc.	593,000
16,000	Consolidated Water Co. Ltd.	204,800
20,000	Middlesex Water Co.	785,400
276,700	Severn Trent plc	8,056,991
155,000	SJW Group	8,773,000
87,000	The York Water Co.	2,949,300
52,000	United Utilities Group plc, ADR	1,203,280

		50,112,251

	Diversified Industrial — 0.7%
30,000	AZZ Inc.	1,461,000
160,000	General Electric Co.	3,868,800
100,000	ITT Inc.	4,427,000
375,975	Mueller Water Products Inc., Cl. A	4,812,480
20,000	Park-Ohio Holdings Corp.	912,000

		15,481,280

	Environmental Services — 0.1%
22,000	Covanta Holding Corp.	326,700
80,000	Veolia Environnement SA	1,848,481

		2,175,181

	TOTAL ENERGY AND UTILITIES	1,537,424,057

	COMMUNICATIONS — 19.7%
	Cable and Satellite — 5.7%
42,000	Charter Communications Inc., Cl. A†	15,263,640
25,000	Cogeco Communications Inc.	1,843,719
70,000	Cogeco Inc.	4,593,548
40,000	Comcast Corp., Cl. A	1,539,200
430,000	DISH Network Corp., Cl. A†	23,318,900
308,000	EchoStar Corp., Cl. A†	17,626,840
344,366	Liberty Global plc, Cl. A†	11,677,451
600,000	Liberty Global plc, Cl. C†	19,620,000
80,000	Liberty Global plc LiLAC, Cl. A†	1,900,800
150,000	Liberty Global plc LiLAC, Cl. C†	3,495,000
90,000	Rogers Communications Inc., Cl. B	4,638,600
12,000	Shaw Communications Inc., Cl. B	276,120
1,650,000	Sky plc	20,230,614
50,000	Tokyo Broadcasting System Holdings Inc.	927,349

		126,951,781

	Computer Services Software and Systems — 0.1%
388,698	Internap Corp.†	1,690,836

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications — 10.5%
35,000	AT&T Inc.	$1,370,950
560,000	BCE Inc.	26,224,800
275,000	CenturyLink Inc.	5,197,500
790,000	Cincinnati Bell Inc.†	15,681,500
35,000	Deutsche Telekom AG	652,967
515,000	Deutsche Telekom AG, ADR	9,609,900
1,750,000	Global Telecom Holding SAE†	636,544
28,000	Harris Corp.	3,687,040
1,440,000	Koninklijke KPN NV	4,944,096
18,000	Koninklijke KPN NV, ADR	62,154
466,000	Level 3 Communications Inc.†	24,833,140
134,470	Loral Space & Communications Inc.†	6,656,265
35,200	NextGenTel Holding ASA	86,624
290,000	Nippon Telegraph & Telephone Corp.	13,290,647
2,200	Orange Belgium SA	50,859
330,000	Orascom Telecom Media and Technology Holding SAE, GDR	52,800
60,000	Pharol SGPS SA†	26,522
220,000	Pharol SGPS SA, ADR†	88,000
74,000	PLDT Inc., ADR	2,362,080
150,000	Proximus SA	5,168,715
2,000	PT Indosat Tbk	928
2,300,000	Singapore Telecommunications Ltd.	6,239,817
635,000	Sprint Corp.†	4,940,300
121,000	Swisscom AG, ADR	6,213,350
10,000	Tele2 AB, Cl. B	114,427
170,000	Telecom Italia SpA, ADR†	1,598,000
235,000	Telefonica Brasil SA, ADR	3,722,400
53,000	Telefonica Deutschland Holding AG	297,416
525,000	Telefonica SA, ADR	5,664,750
1,000,000	Telekom Austria AG	9,071,032
340,000	Telenet Group Holding NV†	22,495,213
546,000	Telephone & Data Systems Inc.	15,227,940
60,000	Telesites SAB de CV†	46,194
575,000	VEON Ltd., ADR	2,403,500
730,000	Verizon Communications Inc.	36,127,700
650,000	Windstream Holdings Inc.	1,150,500

		235,996,570

	Wireless Communications — 3.4%
65,000	America Movil SAB de CV, Cl. L, ADR	1,153,750
27,000	ATN International Inc.	1,422,900
69,000	China Mobile Ltd., ADR	3,489,330
53,000	China Unicom Hong Kong Ltd., ADR†	743,590
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	73
85,000	Millicom International Cellular SA	5,594,700
243,000	Millicom International Cellular SA, SDR	16,036,108
6,500	Mobile TeleSystems PJSC, ADR	67,860
465,000	NTT DoCoMo Inc.	10,622,373

Shares		Market Value

135,000	SK Telecom Co. Ltd., ADR	$3,319,650
400	SmarTone Telecommunications Holdings Ltd.	480
35,000	Tim Participacoes SA, ADR	639,800
400,000	Turkcell Iletisim Hizmetleri A/S, ADR	3,528,000
385,000	United States Cellular Corp.†	13,629,000
600,000	Vodafone Group plc, ADR	17,076,000

		77,323,614

	TOTAL COMMUNICATIONS	441,962,801

	OTHER — 7.3%
	Aerospace — 1.1%
2,000,000	Rolls-Royce Holdings plc	23,771,557

	Aviation: Parts and Services — 0.0%
11,087	Curtiss-Wright Corp.	1,159,035

	Building and Construction — 0.4%
12,000	Acciona SA	965,134
215,000	Johnson Controls International plc	8,662,350

		9,627,484

	Business Services — 0.4%
1,420,000	Clear Channel Outdoor Holdings Inc., Cl. A	6,603,000
40,000	Macquarie Infrastructure Corp.	2,887,200
17,500	Vectrus Inc.†	539,700

		10,029,900

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A†	270,844

	Diversified Industrial — 0.2%
1,000	Alstom SA	42,471
40,000	Bouygues SA	1,898,121
4,000	Donaldson Co. Inc.	183,760
12,000	Raven Industries Inc.	388,800
10,000	Svenska Cellulosa AB, Cl. A	88,092
111,780	Twin Disc Inc.†	2,080,226

		4,681,470

	Electronics — 1.1%
100,000	Corning Inc.	2,992,000
610,000	Sony Corp., ADR	22,777,400

		25,769,400

	Entertainment — 0.7%
610,000	Grupo Televisa SAB, ADR	15,048,700

	Financial Services — 0.4%
168,000	Kinnevik AB, Cl. A	5,940,404
80,000	Kinnevik AB, Cl. B	2,608,749

		8,549,153

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Health Care — 0.0%
12,000	Tsumura & Co.	$431,904

	Machinery — 1.7%
92,500	Astec Industries Inc.	5,180,925
16,000	Flowserve Corp.	681,440
79,000	The Gorman-Rupp Co.	2,573,030
460,000	Xylem Inc.	28,809,800

		37,245,195

	Metals and Mining — 0.4%
215,000	Freeport-McMoRan Inc.†	3,018,600
49,000	Haynes International Inc.	1,759,590
38,000	Materion Corp.	1,639,700
17,000	Vulcan Materials Co.	2,033,200

		8,451,090

	Transportation — 0.9%
311,000	GATX Corp.	19,145,160

	TOTAL OTHER	164,180,892

	TOTAL COMMON STOCKS	2,143,567,750

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	ENERGY AND UTILITIES — 0.2%
	Natural Gas Utilities — 0.2%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B	5,319,000

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,058,190

	TOTAL CONVERTIBLE PREFERRED STOCKS	6,377,190

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(c)	476,800

Principal Amount		Market Value
	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$1,500,000	Mueller Industries Inc., 6.000%, 03/01/27	$1,552,500

	U.S. GOVERNMENT OBLIGATIONS — 4.0%
89,215,000	U.S. Treasury Bills, 0.955% to 1.187%††, 10/26/17 to 03/29/18	89,007,695

	TOTAL INVESTMENTS — 100.0% (Cost $1,423,546,460)	$2,240,981,935

	Aggregate tax cost	$1,430,523,760

	Gross unrealized appreciation	$862,547,469
	Gross unrealized depreciation	(52,089,294)

	Net unrealized appreciation/depreciation	$810,458,175

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of the Rule 144A security amounted to $476,800 or 0.02% of total net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Global Utilities	$45,345,503	$ 1,585	—	$ 45,347,088
Merchant Energy	35,739,590	—	$ 0	35,739,590
Natural Gas Utilities	124,508,850	7,223,904	—	131,732,754
Other Industries (a)	1,324,604,625	—	—	1,324,604,625
COMMUNICATIONS (a)	441,962,801	—	—	441,962,801
OTHER (a)	164,180,892	—	—	164,180,892
Total Common Stocks	2,136,342,261	7,225,489	0	2,143,567,750
Convertible Preferred Stocks (a)	1,058,190	5,319,000	—	6,377,190
Warrants (a)		476,800	—	476,800
Corporate Bonds(a)	—	1,552,500	—	1,552,500
U.S. Government Obligations	—	89,007,695	—	89,007,695
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,137,400,451	$103,581,484	$ 0	$2,240,981,935

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of the securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2017, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q317QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Utilities Fund

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

By (Signature and Title)*    /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date    11/28/2017

* Print the name and title of each signing officer under his or her signature.